Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Antidilutive Securities
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Year Ended December 31,	Three Months Ended December 31,	Years Ended September 30,
	2019	2018	2018	2017
Unvested restricted shares and units	814,744	708,834	815,632	1,358,317
Incentive share options	5,963,239	3,711,274	2,065,481	570,309
Total	6,777,983	4,420,108	2,881,113	1,928,626